Investment Objectives and Goals - PUTNAM DIVERSIFIED INCOME TRUST	Oct. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks as high a level of current income as the Investment Manager (as defined below) believes is consistent with preservation of capital.